Provisions	12 Months Ended
Jun. 30, 2022
Disclosure Of Provision Abstract
Provisions	NOTE 20: PROVISIONS

	2022 A$	2021 A$
Current
Employee benefits	409,320	371,936
Non-Current
Employee benefits	10,460	6,782